Financial Risk Review	6 Months Ended
Jun. 30, 2026
Financial Risk Review [Abstract]
Financial risk review
25. Financial risk review
This note presents information about Lifezone’s exposure to financial risks and the group’s management of capital. Lifezone’s risk management is coordinated by its directors and Lifezone does not operate any hedging operations or does not buy or sell any financial derivatives. The most significant financial risks to which Lifezone is exposed are described below.
Market risks
Market risks affecting Lifezone are comprised of credit risk, foreign exchange rate risk, liquidity risk and interest rate risk. Financial instruments affected by market risk include cash and cash equivalents, trade receivables, trade payables, accrued liabilities and convertible debentures.
a)Credit risk
Set out below is the credit risk exposure of Lifezone’s financial assets as at June 30, 2026, and December 31, 2025. The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:

	June 30, 2026	December 31, 2025
	$	$
Cash and cash equivalents	37,294,296	20,144,250
Deposits	386,268	496,154
Trade receivables	262,334	430,470
Other receivables	123,754	133,647
Total	38,066,652	21,204,521

b)Liquidity risk
Liquidity risk arises from the possibility that Lifezone will not be able to meet its financial liability obligations as they fall due. Lifezone has historically been supported financially by its shareholders and minority interest partners. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding, or monetizing the offtake from the Kabanga Nickel Project.
The table below represents the expected timing of payments on trade payables, lease and debt liabilities, excluding provisions and warrant liability. The timing and amounts of payments under the deferred consideration to BHP are based on Lifezone's base-case assumptions in the table below. Any further delays to FID may further delay the timing of the deferred consideration to BHP.

	June 30, 2026	December 31, 2025
	$	$
<= 30 days	6,256,382	3,944,793
30 days - 1 year	8,991,804	10,732,467
1 - 2 years	105,749,888	36,241,669
More than 2 years	27,014,629	79,831,281
Total	148,012,703	130,750,210
c)Foreign currency risk
Lifezone has assets and liabilities denominated in currencies other than its functional currency, USD. Lifezone incurs expenditures in non-U.S. dollar currencies, primarily GBP, AUD and TZS. These transactions are not generally hedged. As a result, the movement of such currencies could adversely affect Lifezone’s results of operations and financial position.
The following table includes assets and liabilities which are denominated in GBP, AUD, and TZS:

	June 30, 2026	December 31, 2025
	GBP	GBP
Cash in banks	415,559	168,532
Prepaid expenses	80,774	84,966
Trade and other payables	284,611	467,774

	AUD	AUD
Cash in banks	859,405	558,091
Trade receivables	—	824,669
Prepaid expenses	271,503	200,448
Trade and other payables	171,645	1,486,944

	TZS	TZS
Cash in banks	1,152,182,282	853,939,035
Sensitivity analysis
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	June 30, 2026	December 31, 2025
Effect on profit or loss	$	$
Change in GBP Rate
10%	(28,009)	28,843
-10%	28,009	(28,843)

Change in AUD Rate
10%	(65,924)	(6,440)
-10%	65,924	6,440

Change in TZS Rate
10%	(43,872)	(34,784)
-10%	43,872	34,784
In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the period end exposure does not reflect the exposure during the period.
d)Interest rate risk
Lifezone is exposed to interest rate risk from the interest it earns on cash and the interest it pays on the convertible debentures as described in Note 19.1. A 1% increase (decrease) in SOFR rates, with all other variables held constant, would result in an increase (decrease) of approximately $266,313 to interest expense for the six months ended June 30, 2026, ($255,533 for the six months ended June 30, 2025).
Capital management
For the purpose of Lifezone’s capital management, capital includes issued capital, share premium and other equity reserves attributable to the equity holders of Lifezone Metals, as the parent entity of Lifezone. The primary objective of Lifezone’s capital management is to maximize shareholder value.
Management assesses Lifezone’s capital requirements in order to maintain an efficient overall financing structure while avoiding excessive leverage. Lifezone manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project.